Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 25,486	£ 25,340
Commitments
Disclosure of contingent liabilities [line items]
Notional amount	404,850	390,437
Guarantees and letters of credit pledged as collateral security | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	17,052	17,353
Performance guarantees, acceptances and endorsements | Contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	8,434	7,987
Documentary credits and other short-term trade related transactions | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	2,489	2,352
Standby facilities, credit lines and other commitments | Commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 402,361	£ 388,085